Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Without Sales Load [Member] | C000141590
Average Annual Return [Line Items]
Average Annual Return, Percent	1.92%	4.76%	4.19%	3.45%
Without Sales Load [Member] | C000141591
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	4.95%	4.14%	3.58%
Without Sales Load [Member] | C000141592
Average Annual Return [Line Items]
Average Annual Return, Percent	1.96%	4.66%	4.08%	3.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%	0.31%	1.70%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.05%	4.35%	0.31%	1.70%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	4.13%	3.42%	2.26%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	4.13%	3.42%	2.26%
Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.90%	4.13%	3.42%	2.26%